TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables	$ 54,164	$ 11,287
Value added tax receivables	10,944	12,811
Prepayments and deposits	15,478	10,880
Income tax receivable	3,489	2,947
Other taxes receivable	2,368	4,274
Other	863	642
Trade and other receivables	$ 87,306	$ 42,841